PUTNAM HARTFORD CAPITAL ACCESS
PUTNAM CAPITAL MANAGER TRUST SEPARATE ACCOUNT TWO
HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SUPPLEMENT DATED OCTOBER 2, 2000 TO THE PROSPECTUS DATED
MAY 1, 2000

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In the section entitled "Definitions," the definition of "Commuted Value" is deleted and replaced with the following:

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts or the underlying rate of return for fixed dollar amount Annuity Payouts.

In the "Highlights" section under the sub-section "Can I take out any of my money?", the first paragraph is deleted and replaced with the following language:

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Payout Options, but only if you selected the variable dollar amount Annuity Payouts.

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 - You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay an income tax penalty.
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In the "Highlights" section, under the subsection "What Annuity Payout Options are available?" the second paragraph is deleted and replaced with the following:

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will pay you under the variable Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years. If your Contract is issued in New York, you cannot defer beyond the Annuitant's 90th birthday. Please consult your Registered Representative or call us.

In the "General Contract Information" section, immediately under the table entitled "Hartford's Ratings" the following paragraph is added:

These ratings apply to Hartford's ability to meet its obligations under the Contract. The ratings do not apply to the Separate Account or the underlying Funds.

In the "Surrenders" section, under the sub-section entitled "What kinds of surrenders are available?", the paragraph entitled "Partial Surrenders after the Annuity Commencement Date" is deleted and replaced with the following language:

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" or the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

PLEASE CHECK WITH YOUR TAX ADVISER BECAUSE THERE COULD BE ADVERSE TAX CONSEQUENCES FOR PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE.

In the "Annuity Payouts" section, under the subsection "2. Which Annuity Payout Option do you want to use?" under the subsection "Important Information", that last two bulleted paragraphs are deleted and replaced with the following:

- For Non-Qualified Contracts, if you do not elect an Annuity Payout Option, variable Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with period certain payouts for 10 years.

- For Qualified Contracts and Contracts issued in Texas, if you do not elect an Annuity Payout Option, variable Annuity Payouts will begin automatically on the Annuity Commencement Date, under the Life Annuity Payout Option.

2                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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The "Accumulation Unit Value" table is deleted and replaced with the following:

ACCUMULATION UNIT VALUES
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(For an Accumulation Unit outstanding throughout the period)

The following audited information from the financial statements of the Separate Account has been audited by Arthur Andersen LLP, independent public accountants, as indicated in their report with respect thereto, and should be read in conjunction with those statements which are included in the Statement of Additional Information, which is incorporated by reference in this Prospectus. The unaudited information, which reflects the deduction for the Optional Death Benefit, has been derived from the audited financial statements of the Separate Account. No information is shown for the Putnam American Government Income Sub-Account, Putnam Growth Opportunities Sub-Account and Putnam Technology Sub-Account because the Sub-Accounts had not yet commenced operations as of December 31, 1999.

                                                                             YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------------
                                                                WITHOUT THE     WITH THE OPTIONAL    WITHOUT THE
                                                               OPTIONAL DEATH     DEATH BENEFIT     OPTIONAL DEATH
                                                                  BENEFIT          (UNAUDITED)         BENEFIT
                                                               --------------   -----------------   --------------
                                                                    1999              1999               1998
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PUTNAM ASIA PACIFIC GROWTH SUB-ACCOUNT (Inception date May
 1, 1995)
Accumulation Unit Value at beginning of period                     $10.544           $15.708            $10.000
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Accumulation Unit Value at end of period                           $21.511           $21.503            $10.544
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                             95                --                 10
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PUTNAM DIVERSIFIED INCOME SUB-ACCOUNT (Inception date
 September 15, 1993)
Accumulation Unit Value at beginning of period                     $ 9.484           $ 9.291            $10.000
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Accumulation Unit Value at end of period                           $ 9.506           $ 9.503            $ 9.484
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            354                --                119
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PUTNAM THE GEORGE PUTNAM FUND SUB-ACCOUNT (Inception date
 May 1, 1998)
Accumulation Unit Value at beginning of period                     $10.398           $10.108            $10.000
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Accumulation Unit Value at end of period                           $10.202           $10.199            $10.398
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            816                --                178
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PUTNAM GLOBAL ASSET ALLOCATION SUB-ACCOUNT (Inception date
 February 1, 1998)
Accumulation Unit Value at beginning of period                     $10.191           $10.198            $10.000
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Accumulation Unit Value at end of period                           $11.214           $11.210            $10.191
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            226                --                121
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PUTNAM GLOBAL GROWTH SUB-ACCOUNT (Inception date May 1,
 1995)
Accumulation Unit Value at beginning of period                     $10.425           $11.504            $10.000
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Accumulation Unit Value at end of period                           $16.903           $16.897            $10.425
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            359                --                 65
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PUTNAM GROWTH AND INCOME SUB-ACCOUNT (Inception date
 February 1, 1998)
Accumulation Unit Value at beginning of period                     $10.443           $10.244            $10.000
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Accumulation Unit Value at end of period                           $10.440           $10.436            $10.443
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                          2,276                --                645
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HARTFORD LIFE AND ANNUITY INSURANCE COMPANY                                    3
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                                                                             YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------------
                                                                WITHOUT THE     WITH THE OPTIONAL    WITHOUT THE
                                                               OPTIONAL DEATH     DEATH BENEFIT     OPTIONAL DEATH
                                                                  BENEFIT          (UNAUDITED)         BENEFIT
                                                               --------------   -----------------   --------------
                                                                    1999              1999               1998
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PUTNAM HEALTH SCIENCES SUB-ACCOUNT (Inception date May 1,
 1998)
Accumulation Unit Value at beginning of period                     $10.785           $ 9.485            $10.000
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Accumulation Unit Value at end of period                           $10.202           $10.198            $10.785
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            524                --                193
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PUTNAM HIGH YIELD SUB-ACCOUNT (Inception date February 1,
 1998)
Accumulation Unit Value at beginning of period                     $ 8.895           $ 8.954            $10.000
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Accumulation Unit Value at end of period                           $ 9.270           $ 9.269            $ 8.895
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            557                --                184
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PUTNAM INCOME SUB-ACCOUNT (Inception date February 1, 1998)
Accumulation Unit Value at beginning of period                     $10.297           $ 9.938            $10.000
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Accumulation Unit Value at end of period                           $ 9.925           $ 9.921            $10.297
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            507                --                184
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PUTNAM INTERNATIONAL GROWTH SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of period                     $ 9.511           $11.152            $10.000
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Accumulation Unit Value at end of period                           $14.995           $14.989            $ 9.511
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            559                --                110
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PUTNAM INTERNATIONAL GROWTH AND INCOME SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of period                     $ 9.524           $10.948            $10.000
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Accumulation Unit Value at end of period                           $11.666           $11.662            $ 9.524
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            178                --                 78
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PUTNAM INTERNATIONAL NEW OPPORTUNITIES SUB-ACCOUNT
 (Inception date January 2, 1997)
Accumulation Unit Value at beginning of period                     $ 9.530           $12.306            $10.000
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Accumulation Unit Value at end of period                           $19.041           $19.034            $ 9.530
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            110                --                  7
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PUTNAM INVESTORS SUB-ACCOUNT (Inception date May 1, 1998)
Accumulation Unit Value at beginning of period                     $10.838           $11.196            $10.000
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Accumulation Unit Value at end of period                           $13.879           $13.874            $10.838
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                          1,175                --                230
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PUTNAM MONEY MARKET SUB-ACCOUNT (Inception date February 1,
 1998)
Accumulation Unit Value at beginning of period                     $ 1.014           $ 1.037            $ 1.000
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Accumulation Unit Value at end of period                           $ 1.046           $ 1.046            $ 1.014
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                         19,053                --             12,480
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PUTNAM NEW OPPORTUNITIES SUB-ACCOUNT (Inception date May 2,
 1994)
Accumulation Unit Value at beginning of period                     $10.572           $11.842            $10.000
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Accumulation Unit Value at end of period                           $17.612           $17.606            $10.572
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            725                34                107
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4                                    HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
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                                                                             YEAR ENDED DECEMBER 31,
                                                               ---------------------------------------------------
                                                                WITHOUT THE     WITH THE OPTIONAL    WITHOUT THE
                                                               OPTIONAL DEATH     DEATH BENEFIT     OPTIONAL DEATH
                                                                  BENEFIT          (UNAUDITED)         BENEFIT
                                                               --------------   -----------------   --------------
                                                                    1999              1999               1998
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PUTNAM NEW VALUE SUB-ACCOUNT (Inception date January 2,
 1997)
Accumulation Unit Value at beginning of period                     $10.301           $ 9.993            $10.000
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Accumulation Unit Value at end of period                           $10.179           $10.176            $10.301
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            119                --                 22
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PUTNAM OTC & EMERGING GROWTH SUB-ACCOUNT (Inception date May
 1, 1998)
Accumulation Unit Value at beginning of period                     $10.276           $13.011            $10.000
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Accumulation Unit Value at end of period                           $22.902           $22.894            $10.276
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            210                --                 48
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PUTNAM RESEARCH SUB-ACCOUNT (Inception date October 1, 1998)
Accumulation Unit Value at beginning of period                     $12.481           $13.106            $10.000
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Accumulation Unit Value at end of period                           $15.674           $15.668            $12.481
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            218                --                 18
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PUTNAM SMALL CAP VALUE SUB-ACCOUNT (Inception date April 30,
 1999)
Accumulation Unit Value at beginning of period                     $10.000           $ 9.720                 --
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Accumulation Unit Value at end of period                           $10.235           $10.231                 --
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                             24                --                 --
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PUTNAM UTILITIES GROWTH AND INCOME SUB-ACCOUNT (Inception
 date May 4, 1992)
Accumulation Unit Value at beginning of period                     $11.064           $10.943            $10.000
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Accumulation Unit Value at end of period                           $10.813           $10.809            $11.064
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            322                --                148
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PUTNAM VISTA SUB-ACCOUNT (Inception date January 2, 1997)
Accumulation Unit Value at beginning of period                     $10.247           $10.924            $10.000
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Accumulation Unit Value at end of period                           $15.411           $15.405            $10.247
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                            267                --                 61
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PUTNAM VOYAGER SUB-ACCOUNT (Inception date February 1, 1998)
Accumulation Unit Value at beginning of period                     $10.742           $11.888            $10.000
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Accumulation Unit Value at end of period                           $16.723           $16.717            $10.742
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Number Accumulation Units outstanding at end of period (in
 thousands)                                                          1,521                35                272
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HV-2717
333-50465